CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 256,275	$ 72,822
Prepaid expenses	13,967	51,166
Total current assets	270,242	123,988
Other assets
Mineral Rights	6,189,214	6,000,000
Total other assets	6,189,214	6,000,000
Total assets	6,459,456	6,123,988
Current liabilities
Accounts payable	121,652	50,373
Note payable	125,000	0
Total current liabilities	246,652	50,373
Long term liabilities
Warrant liability	775,166	1,024,208
Total long term liabilities	775,166	1,024,208
Total liabilities	1,021,818	1,074,581
Stockholders' equity
Preferred stock, $.0001 par value, 5,000,000 shares authorized, none outstanding	0	0
Common stock - $0.0001 par value; 250,000,000 shares authorized, 134,916,400 and 119,858,700 issued and outstanding	13,492	11,986
Additional paid in capital	16,490,452	16,056,561
Accumulated deficit	(11,066,306)	(11,019,140)
Total stockholders' equity	5,437,638	5,049,407
Total liabilities and stockholders' equity	$ 6,459,456	$ 6,123,988